Leases (Details) (Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases (Textual) [Abstract]
Rental expense under operating leases	$ 235,418	$ 226,069	$ 250,339